Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Notes To Financial Statements [Abstract]
Commitments and Contingencies

Operating Leases

Rent expense for the three months ended September 30, 2017 and 2016, was $33,572 and $47,108, respectively and for the nine months ended September 30, 2017 and 2016 was $99,800 and $130,083, respectively. Minimum future lease payments under the operating lease consist of the following:

Year ending December 31,	Amount

Remainder of 2017	$33,507
2018	135,704
2019	139,775
2020	143,969
2021	148,288
Total	$601,243

Litigation

The Company is involved in various legal matters that have arisen in the ordinary course of business. While the ultimate outcome of these matters is not presently determinable, it is the opinion of management that the resolution will not have a material adverse effect on the financial position or results of operations of the Company.

Operating Leases

The Company leases office and storage space. Rent expense for the years ended December 31, 2016 and 2015, was $178,073 and $155,926, respectively. Minimum future lease payments under the operating lease consist of the following:

Year ending December 31,	Amount

2017	$115,486
2018	135,704
2019	139,775
2020	143,969
2021	148,288
Total	$683,222

Litigation

The Company is involved in various legal matters that have arisen in the ordinary course of business. While the ultimate outcome of these matters is not presently determinable, it is the opinion of management that the resolution will not have a material adverse effect on the financial position or results of operations of the Company.